Leases	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
Leasing
11.	LEASES

The Company leases land, buildings, cars and certain equipment (including IT equipment) which have remaining lease terms between less than one year and 48 years. As at December 31, 2021 and December 31, 2020, finance lease right-of-use assets were less than $1 million.  The below information is thus presented for operating leases only.

Operating leases consisted of the following:

	December 31, 2021	December 31, 2020
Assets
Right-of-use assets	200	191
Total right-of-use assets	200	191
Lease liabilities
Current	55	54
Non-current	148	142
Total lease liabilities	203	196

Maturities of operating lease liabilities are as follows:

December 31, 2021
2022	59
2023	46
2024	30
2025	18
2026	13
Thereafter	84
Total future undiscounted cash outflows	250
Effect of discounting	(47)
Total operating lease liabilities	203

Operating lease term and discount rate are as follows:

	December 31, 2021	December 31, 2020
Weighted average remaining lease term (in years)	9.38	9.01
Weighted average discount rate	2.69%	2.71%

Operating lease cost and cash paid are as follows:

	2021	2020
Operating lease cost	68	65
Operating lease cash paid	67	65

Right-of-use assets obtained in exchange for new operating lease liabilities are as follows:

	2021	2020
Operating leases	80	40